Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 14 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2021, 2020 and 2019, customers accounting for 10% or more of the Company’s net revenue were as follows:

	For the Years Ended December 31,
Customer	2021		2020		2019
Customer A	*	%	*	%	12.35%
Customer G	*	%	*	%	12.02%
Customer P	*	%	17.33%		* %

*	Less than 10%

As of December 31, 2021, Customer Q, Customer R and Customer S accounted for 28%, 35% and 36% of the Company’s total current outstanding accounts receivable, respectively.

As of December 31, 2020, Customer L, Customer M, Customer N and Customer O accounted for 45.09%, 24.89%, 19.82% and 11.72% of the Company’s total current outstanding accounts receivable, respectively.

Suppliers

For the years ended December 31, 2021, 2020 and 2019, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2021		2020		2019
Supplier A	*	%	*	%	14.16%
Supplier B	*	%	*	%	11.99%
Supplier C	*	%	*	%	12.76%
Supplier D	*	%	16.45%		*	%
Supplier E	*	%	10.16%		*	%
Supplier F	*	%	17.62%		*	%
Supplier G	35.57%		*	%	*	%

*	Less than 10%

As of December 31, 2021, Supplier B’s balance accounted for 12.69% of the Company’s total accounts payable.

As of December 31, 2020, Supplier B’s balance accounted for 11.84% of the Company’s total accounts payable.